Financial Instruments (Details)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Financial Instruments [Line Items]
Credit risk	39.00%	51.00%
Appreciation of currencies percentage	5.00%
Exchange rate percentage	5.00%
Trade Accounts Receivable [Member]
Financial Instruments [Line Items]
Trade accounts receivable	69.00%	64.00%